Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating Activities
Net income	$ 15,913	$ 5,617
Adjustments for non-cash items:
Deferred income tax expense (recovery)	(40)	1,207
Depreciation and depletion	3,337	872
Accretion of reclamation provision	65	48
Gain on investments	(556)	(444)
Unrealized loss (gain) on derivatives	1,124	(405)
Unrealized loss (gain) on foreign exchange	(2,199)	103
Write down of equipment and materials and supplies inventory	8	1
Finance costs on deferred consideration payable	161	0
Share-based payments	875	362
Total adjustments for non cash	18,688	7,361
Net change in non-cash working capital items	(5,057)	(6,603)
Cash provided by operating activities	13,631	758
Financing Activities
Shares issued for cash, net of issuance costs	24,736	182
Proceeds from option exercises and RSU vesting, net	2,281	634
Lease liability payments	(918)	(396)
Equipment loan payments	(66)	(70)
Cash provided by financing activities	26,033	350
Investing Activities
Exploration and evaluation expenditures	(53)	(410)
Additions to plant, equipment and mining properties	(2,661)	(1,386)
Cash used in investing activities	(2,714)	(1,796)
Change in cash	36,950	(688)
Effect of exchange rate changes on cash	(28)	(2)
Cash, beginning	101,724	27,317
Cash, ending	$ 138,646	$ 26,627